Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Apr. 08, 2016	Mar. 23, 2016	Aug. 21, 2015	Mar. 31, 2015	Mar. 30, 2012	Dec. 31, 2015	Dec. 31, 2014
Wholly-owned subsidiary, Trilogy Dominicana
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Wholly-owned subsidiary			$ 62.0
Cash received from sale of business		$ 35.0				$ 27.0
Gain on sale of business		52.8
Capital gains taxes paid		5.4
Transaction costs	$ 0.9
Net operating loss carryforwards		$ 0.0				66.5
Wholly-owned subsidiary, Trilogy Dominicana | Amount provided by buyer to fund operations through completion of the sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Wholly-owned subsidiary						6.0
Wholly-owned subsidiary, Trilogy Dominicana | Prepaid expenses and other current assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash and cash equivalent						5.0
ComCEL | HAITI
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount deposited in escrow					$ 8.0
Last tranche of escrow deposit released on escrow termination				$ 2.1
Recognized a gain on disposal						$ 2.1	$ 3.4